UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08822
                                                     ---------

                       Capital Management Investment Trust
                       -----------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: November 30
                                               -----------

                   Date of reporting period: November 30, 2006
                                             -----------------

Item 1.  REPORTS TO STOCKHOLDERS.


Annual Report







                                                                 Mid-Cap Fund
                                                               Small-Cap Fund
                                                            November 30, 2006












         Capital Management
         Investment Trust












This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the "Funds" and individually the "Mid-Cap Fund" and "Small-Cap Fund"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Shields & Company, 140 Broadway, 44th Floor, New York, NY 10005, Phone 1-212-320-3015.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Capital Management Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results

Investment in the Funds is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objective. The Funds are intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of mid-cap companies or small-cap companies. Investment in the Mid-Cap Fund is also subject to, among other things, mid-cap securities risk, short-term investment risk and short sales risk. Investment in the Small-Cap Fund is also subject to, among other things, small-cap securities risk, short-term investment risk, derivative instruments risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-888-626-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Funds was achieved at some or all points during the year by waiving or reimbursing part of those Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Annual Report was first distributed to shareholders on or about January 29, 2007.

                         CAPITAL MANAGEMENT ASSOCIATES
                                  INCORPORATED
                       140 BROADWAY NEW YORK, N.Y. 10005

INVESTMENT ADVISORS                                        TEL:  (212) 320-2000
                                                           FAX:  (212) 320-2040


Dear Fellow Shareholders:

In 2006, Iraq continued to dominate headlines in the US and overseas. While progress has been made internally and increasing authority is being given to the Iraqi government, there remains a good deal of strife and uncertainty regarding the ability of the coalition government to control the country. President Bush continues to advocate strength on the part of the US and its commitment to Iraq, while a Democratic Congress appears to be looking toward an exit strategy.

Muscle flexing in Iran and government sanctioned takeovers in Russia, as well as concerns about the continued strength of the Chinese economy, also take up a great deal of the attention of analysts in both financial and government arenas. There is political disquiet in Mexico and parts of South America as well as concerns about terrorism being bred in Africa.

The uncertainty hasn't slowed the world economy, however, as commodity prices hit new highs in 2006 and the US and other major world economies enjoyed decent growth across the board.

Economy
-------

The fear of inflation had been the dominant concern of the Federal Reserve going into 2006. As the summer approached, and economic data looked to be weakening, the first big question was when the Federal Reserve would stop raising rates, and, once stopped, when the process might reverse itself. Strong energy prices going into the summer began to fade towards the end of the summer as the much heralded hurricane season of 2006 never arrived and lower energy prices led to hopes that inflation could be kept at bay.

Governments around the world tightened fiscal policy in 2006, but there still remains a great deal of liquidity across the globe. Higher rates of productivity and the globalization of the supply chain appear to be keeping inflation in check. There are some concerns that official measures of inflation come up short, but for the last quarter of 2006 the Federal Reserve seemed content to watch the financial data and leave interest rates unchanged. Better-than-expected data may now be keeping the Fed from easing fiscal policy as quickly as some had expected they might.

A sharp drop in energy prices in 2006 owing to both warmer than expected weather and strong inventories was offset partially by a slowing housing market. Consumers continued to drive the economy while business spending remained lackluster. The employment picture continues to look favorable, and the much heralded soft landing is still being touted as the likely outcome.

The U.S. dollar remains weak against foreign currencies, as investment dollars flow to economies with much cheaper costs of production. The US yield curve remains inverted, confounding those who believe that a recession must ultimately follow this inversion. Risks to the housing market, and therefore the consumer remain, and it is these risks that the Federal Reserve must balance against the current economic backdrop.

World economies, including that of the U.S. remain strong and worldwide consumption is increasing. As economies in China and India start to expand their urban populations, infrastructure building continues at a very strong pace. While commodity prices have paused from their meteoric rise, the demand continues to grow, although at a reduced rate. The challenge going forward for the US as well as the world is to find a home for the investment dollars being created by historically accommodative interest rates without touching off global inflation.

Recent Market Strategy
----------------------

The Capital  Management  Mid-Cap  Fund was  positioned  in a slightly  defensive posture as 2006 came to a close.  Concerns  about strong  equity  markets in the fall were, in retrospect, too strong. We continue to emphasize stable, well-managed companies that were dominant in their industry. We favor companies that could conceivably achieve a projected return on equity (ROE) of 15% or greater. At this time the most attractive opportunities appear to be concentrated in healthcare and traditional cyclical sectors. The Capital Management Mid-Cap Fund underperformed the S&P 500 Total Return Index due to a lower weighting in financials in the fund which continued to outperform despite the rising interest rate environment, as well as a more defensive posture in a sharply rising market towards the end of the year. The Small-Cap Fund underperformed the S&P 600 Small Cap Index due to an underweighting in financials for the fund versus the indices.

Economic Outlook
----------------

During the 4th quarter of 2006, the U.S. dollar declined and oil prices continued their slide. This provided a positive backdrop for a series of favorable economic data points regarding job growth and inflation, although there is a bit of concern about the corporate profit picture going into 2007, as easy comparisons in 2006 due to hurricane disruptions the year before are no longer the benchmark.

Higher interest rates have not damaged the housing sector or the consumer as much as had been expected, but cash rich businesses have not stepped into the spending breach that is anticipated as the much heralded consumer starts to level off spending. We believe that the economic picture will be mixed in 2007, with concerns about inflation keeping the Federal Reserve on yellow alert being tempered by the employment outlook and the housing sector. If the data stays fairly strong we believe the Federal Reserve is unlikely to change their stance, which is geared toward keeping inflation in check. Real weakness may prompt the opposite response, but it is beginning to seem as if the easing cycle that was anticipated early in 2007 is being pushed out by stronger-than-expected economic data.

Equity Markets
--------------

Strong equity market performance in the second half of 2006 has set expectations high for corporations in 2007. If earnings continue to stay strong, and economic data remain favorable, we believe that 2007 could be a good year for equity markets. There are, however, some possible clouds on the horizon. The housing market continues to be a concern, but as long as employment remains healthy perhaps the soft landing that many are anticipating can be achieved.

Valuation remains an important parameter going into 2007. We believe that if economic conditions stay favorable, commodity prices stabilize here at lower levels and worldwide political events do not overshadow the economic picture, there is room for continued strength in equity markets.

Current Portfolio Strategy
--------------------------

CMA continues to position its portfolios to take advantage of favorable economic conditions in the U.S. and the world. We remain invested in Value stocks that should help to preserve capital, if, as anticipated, the markets continue to experience a high level of volatility. Based on our forecasts that the U.S. economy will grow at a 2.5-3% rate during 2007, we remain focused on companies that are well-positioned to be beneficiaries of continued strength in the U.S. economy.

                                      /s/ Ralph J. Scarpa

                                          Ralph J. Scarpa

                                          President
                                          Capital Management Associates, Inc.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the funds and of the market in general and statements of the funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences in addition to the other factors noted with such forward-looking statements include general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investment in the funds is subject to investment risks, including, without limitation, risk related to investment in equity securities, market risk, risk related to investment in medium capitalization companies, investment advisor risk and other risks as set forth in the prospectus. For more complete information regarding the funds, including additional information about risks, charges and expenses, obtain a prospectus by calling the funds directly at 1-888-626-3863. Please read the prospectus carefully before you invest.
--------------------------------------------------------------------------------

                   (This page was intentionally left blank.)

Capital Management Mid-Cap Fund - Institutional Shares

Performance Update - $250,000 Investment

For the period from November 30, 1996 to November 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]                                                    Performance Returns for the periods ended November 30, 2006.
                Capital Management      S&P 500         Russell      --------------------------------------------------------------
                  Mid-Cap Fund -         Total           3000        Average Annual                 One       Five       Ten
               Institutional Shares   Return Index       Index       Total Returns                  Year      Year       Year
               --------------------   ------------       -----       --------------------------------------------------------------
                                                                     Capital Management
 11/30/1996        $ 250,000         $ 250,000         $ 250,000     Mid-Cap Fund                   9.81%      9.07%      9.38%
 11/30/1997          334,805           321,285           319,099     --------------------------------------------------------------
 11/30/1998          298,168           397,306           379,911     Cumulative Total               Ten        Final Value of
 11/30/1999          353,051           480,326           459,215     Investment Returns             Year     $250,000 Investment
 11/30/2000          398,549           460,059           444,601     --------------------------------------------------------------
 11/30/2001          396,898           403,823           394,712     Capital Management
 11/30/2002          371,152           337,137           332,872     Mid-Cap Fund                  145.03%         $612,565
 11/30/2003          437,534           388,009           393,584     --------------------------------------------------------------
 11/30/2004          507,411           437,894           444,907     S&P 500 Total Return Index    116.98%         $542,455
 11/30/2005          557,816           474,869           488,519     --------------------------------------------------------------
 11/30/2006          612,565           542,455           559,103     Russell 3000 Index            123.64%         $559,103
-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $250,000 at November 30, 1996. All dividends and  distributions  are  reinvested. This graph depicts the  performance of the Capital  Management  Mid-Cap Fund (the "Fund") Institutional  Shares versus the S&P 500 Total
Return Index and the Russell 3000 Index.  It is important to note that the Fund is a professionally  managed  mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning                   Ending
                                                     Account Value                Account Value                 Expenses Paid
Expense Example                                      June 1, 2006                November 30, 2006               During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                $1,000.00                    $1,027.30                       $7.62
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000.00                    $1,017.55                       $7.59
-----------------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.50%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six month period.)

Capital Management Mid-Cap Fund - Investor Shares

Performance Update - $10,000 Investment

For the period from November 30, 1996 to November 30, 2006

-------------------------------------------------------------------- --------------------------------------------------------------
[LINE GRAPH HERE]                                                     Performance Returns for the periods ended November 30, 2006.
                                                                     --------------------------------------------------------------
              Capital Management       S&P 500          Russell       Average Annual                      One       Five     Ten
                 Mid-Cap Fund -     Total Return         3000         Total Returns                       Year      Year     Year
                Investor Shares        Index             Index       --------------------------------------------------------------
                ---------------        -----             -----        Capital Management Mid-Cap Fund
 11/30/1996        $ 9,700            $10,000           $10,000       - No Sales Load                    9.18%     8.32%    8.61%
 11/30/1997         12,912             12,851            12,764      --------------------------------------------------------------
 11/30/1998         11,405             15,892            15,196       Capital Management Mid-Cap Fund
 11/30/1999         13,407             19,213            18,369       - 3% Maximum Sales Load            5.90%     7.66%    8.28%
 11/30/2000         15,039             18,402            17,784      --------------------------------------------------------------
 11/30/2001         14,862             16,153            15,788                                                  Final Value of
 11/30/2002         13,820             13,485            13,315       Cumulative Total                    Ten        $10,000
 11/30/2003         16,165             15,520            15,743       Investment Returns                  Year       Investment
 11/30/2004         18,614             17,516            17,796      --------------------------------------------------------------
 11/30/2005         20,299             18,995            19,541       Capital Management Mid-Cap Fund
 11/30/2006         22,162             21,698            22,364       - No Sales Load                   128.48%      $22,848
                                                                     --------------------------------------------------------------
                                                                      Capital Management Mid-Cap Fund
                                                                      - 3% Maximum Sales Load           121.62%      $22,162
                                                                     --------------------------------------------------------------
                                                                      S&P 500 Total Return Index        116.98%      $21,698
                                                                     --------------------------------------------------------------
                                                                      Russell 3000 Index                123.64%      $22,364
                                                                     --------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial investment of $10,000  ($9,700 after maximum sales load of 3.00%) at November 30, 1996. All dividends and distributions are reinvested. This graph depicts the performance of the Capital  Management  Mid-Cap Fund (the "Fund") Investor
Shares versus the S&P 500 Total Return Index and the Russell 3000 Index. It is important to note that the Fund is a  professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for  illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expense shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning Account Value         Ending Account Value             Expenses Paid
Expense Example                                    June 1, 2006                  November 30, 2006               During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00                       $1,025.00                       $11.42
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000.00                       $1,013.79                       $11.36
-----------------------------------------------------------------------------------------------------------------------------------

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.25%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six month period.)

Capital Management Mid-Cap Fund

Schedule of Investments


As of November 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                        Shares     Market Value                                            Shares    Market Value
                                                    (Note 1)                                                            (Note 1)
------------------------------------------------------------------   --------------------------------------------------------------

COMMON STOCKS - 89.08%                                               Healthcare - Products - 5.00%
                                                                         Dentsply International, Inc.      14,600   $    466,178
Aerospace/Defense - 6.91%                                                STERIS Corporation                15,000        386,100
     L-3 Communications                                                                                             ------------
         Holdings, Inc.                  7,000    $    575,750                                                           852,278
     Rockwell Collins Inc.              10,000         603,300       Healthcare - Services - 2.18%                  ------------
                                                  ------------           Quest Diagnostics
                                                     1,179,050              Incorporated                    7,000        372,190
                                                  ------------                                                      ------------
Banks - 2.44%
     Commerce Bancorp, Inc.             12,000         417,120       Internet - 2.78%
                                                  ------------        *  Emdeon Corp.                      40,000        474,000
                                                                                                                    ------------
Beverages - 2.79%
 *   Constellation Brands, Inc. - Cl. A 17,000         475,660       Metals - Diversified - 4.80%
                                                  ------------        *  Oregon Steel Mills, Inc.          13,000        818,220
                                                                                                                    ------------
Biotechnology - 1.53%
 *   Medimmune Inc.                      8,000         261,520       Mining - 5.05%
                                                  ------------           Cameco Corporation                14,000        532,280
Commercial Services - 2.84%                                              Newmont Mining Corporation         7,000        328,370
 *   FTI Consulting, Inc.               18,000         483,840                                                      ------------
                                                  ------------                                                           860,650
                                                                                                                    ------------
Computers - 1.78%                                                    Miscellaneous Manufacturing - 4.82%
 *   Affiliated Computer                                                 Parker Hannifin Corporation        4,500        375,660
         Services, Inc. - Cl. A          6,000         303,300           Pentair Inc.                      14,000        446,040
                                                  ------------                                                      ------------
                                                                                                                         821,700
Electric - 5.24%                                                                                                    ------------
     Edison International               10,000         459,800       Oil & Gas Services - 8.63%
     SCANA Corporation                  10,500         433,230        *  Cameron International Corp        10,000        543,200
                                                  ------------        *  Superior Energy Services          15,000        488,550
                                                       893,030        *  Universal Compression
                                                  ------------              Holdings, Inc.                  7,000        440,650
Electronics - 9.86%                                                                                                 ------------
                                                                                                                       1,472,400
     Amphenol Corporation - Cl. A        8,500         579,105                                                      ------------
     Diebold, Inc.                      10,000         460,000       Semiconductors - 4.17%
 *   Flextronics International Ltd.     30,000         337,500        *  Advanced Micro Devices, Inc.       9,000        194,130
     Garmin Ltd.                         6,000         305,340           KLA-Tencor Corporation            10,000        516,700
                                                  ------------                                                      ------------
                                                     1,681,945                                                           710,830
                                                  ------------                                                      ------------
Environmental Control - 5.40%                                        Software - 2.67%
     Republic Services, Inc.            10,000         414,800        *  Activision, Inc.                  26,666        454,655
 *   Stericycle, Inc.                    7,000         506,940                                                      ------------
                                                  ------------
                                                       921,740       Transportation - 2.16%
                                                  ------------           Con-way Inc.                       8,000        368,960
Food - 2.41%                                                                                                        ------------
     ConAgra Foods Inc.                 16,000         411,200
                                                  ------------       Water - 2.43%
                                                                          Aqua America Inc.                 17,333       414,432
                                                                                                                    ------------
Gas - 3.19%
     Energen Corporation                12,000         544,320       Total Common Stocks (Cost $11,701,884)           15,193,040
                                                  ------------                                                      ------------



                                                                                                                        (Continued)

Capital Management Mid-Cap Fund

Schedule of Investments


As of November 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                        Shares    Market Value
                                                   (Note 1)
------------------------------------------------------------------   --------------------------------------------------------------

INVESTMENT COMPANIES - 8.98%                                         Summary of Investments by Industry
                                                                                                            % of Net
     Evergreen Institutional U.S. Government                         Industry                                 Asset   Market Value
         Money Market Fund             765,861    $    765,861       -------------------------------------------------------------
     Merrimac Cash Series Trust        765,861         765,861       Aerospace/Defense                        6.91%    $ 1,179,050
                                                  ------------       Banks                                    2.44%        417,120
                                                                     Beverages                                2.79%        475,660
Total Investment Companies                                           Biotechnology                            1.53%        261,520
         (Cost $1,531,722)                           1,531,722       Commercial Services                      2.84%        483,840
                                                  ------------       Computers                                1.78%        303,300
                                                                     Electric                                 5.24%        893,030
Total Investments                                                    Electronics                              9.86%      1,681,945
         (Cost $13,233,606) - 98.06%              $ 16,724,762       Environmental Control                    5.40%        921,740
Other Assets less Liabilities - 1.94%                  330,031       Food                                     2.41%        411,200
                                                  ------------       Gas                                      3.19%        544,320
                                                                     Healthcare - Products                    5.00%        852,278
Net Assets - 100.00%                              $ 17,054,793       Healthcare - Services                    2.18%        372,190
                                                  ------------       Internet                                 2.78%        474,000
                                                                     Metals - Diversified                     4.80%        818,220
 *   Non-income producing investment.                                Investment Companies                     8.98%      1,531,722
                                                                     Mining                                   5.05%        860,650
                                                                     Miscellaneous Manufacturing              4.82%        821,700
                                                                     Oil & Gas Services                       8.63%      1,472,400
                                                                     Semiconductors                           4.17%        710,830
                                                                     Software                                 2.67%        454,655
                                                                     Transportation                           2.16%        368,960
                                                                     Water                                    2.43%        414,432
                                                                     -------------------------------------------------------------
                                                                     Total                                   98.06%   $ 16,724,762



Capital Management Small-Cap Fund - Institutional Shares

Performance Update - $250,000 Investment

For the period from January 12, 1999 to November 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
 [LINE GRAPH HERE]                                             Performance Returns for the periods ended November 30, 2006
                                                              ---------------------------------------------------------------------
                Capital Management    S&P 600                  Average Annual               One       Five      *Since
                Small-Cap Fund -     Small-Cap                 Total Returns                Year      Year     Inception
                Institutional Shares   Index                  ---------------------------------------------------------------------
                --------------------  -------                  Capital Management
    1/12/1999      $ 250,000       $ 250,000                   Small-Cap Fund              14.02%    12.30%     11.53%
   11/30/1999        316,424         260,905                  ---------------------------------------------------------------------
   11/30/2000        343,342         280,929                   Cumulative Total            *Since          Final Value of
   11/30/2001        330,936         314,887                   Investment Returns         Inception      $250,000 Investment
   11/30/2002        337,621         297,047                  ---------------------------------------------------------------------
   11/30/2003        420,355         391,394                   Capital Management
   11/30/2004        463,673         478,084                   Small-Cap Fund             136.41%          $591,024
   11/30/2005        518,355         530,994                  ---------------------------------------------------------------------
   11/30/2006        591,024         605,802                   S&P 600 Small-Cap Index    142.32%          $605,802
                                                              ---------------------------------------------------------------------
                                                               * The Fund's inception date - January 12, 1999 Commencement of Operations).
-----------------------------------------------------------------------------------------------------------------------------------

This graph  assumes an initial  investment  of  $250,000 at January  12,  1999  (Commencement  of  Operations).  All dividends  and distributions are reinvested. This graph depicts the performance of the Capital Management Small-Cap Fund (the "Fund")Institutional
Shares versus the S&P 600 Small-Cap Index.It is important to note that the Fund is a  professionally  managed mutual fund while the
index  is  not  available  for  investment and  is  unmanaged.   The   comparison  is  shown  for   illustrative   purposes  only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results.Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                       Beginning                  Ending
                                                     Account Value              Account Value            Expenses Paid
Expense Example                                       June 1, 2006            November 30, 2006          During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                                 $1,000.00                 $1,076.10                   $7.81
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)               $1,000.00                 $1,017.55                   $7.59
-----------------------------------------------------------------------------------------------------------------------------------
* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.50%.  The values under  "Expenses  Paid During  Period" are equal to the  annualized  expense ratio  multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six month period.)

Capital Management Small-Cap Fund - Investor Shares

Performance Update - $10,000 Investment

For the period from January 12, 1999 to November 30, 2006


--------------------------------------------------------------------------------
 [LINE GRAPH HERE]
                                                         Performance Returns for the periods ended November 30, 2006.
               Capital Management      S&P 600           --------------------------------------------------------------------------
                Small-Cap Fund -     Small-Cap           Average Annual                          One       Five     *Since
                Investor Shares        Index             Total Returns                           Year      Year    Inception
                ---------------     ----------           --------------------------------------------------------------------------
 1/12/1999      $  9,700            $ 10,000             Capital Management Small-Cap Fund      13.87%    12.16%   11.15%
11/30/1999        12,198              10,436             - No Sales Load
11/30/2000        13,133              11,237             --------------------------------------------------------------------------
11/30/2001        12,582              12,595             Capital Management Small-Cap Fund      10.45%    11.48%    10.72%
11/30/2003        15,941              15,656             - 3% Maximum Sales Load
11/30/2004        17,577              19,123             --------------------------------------------------------------------------
11/30/2006        22,329              24,232             Cumulative Total                      *Since        Final Value of
                                                         Investment Returns                   Inception     $10,000 Investment
                                                         --------------------------------------------------------------------------
                                                         Capital Management Small-Cap Fund     130.20%         $23,020
                                                         - No Sales Load
                                                         --------------------------------------------------------------------------
                                                         Capital Management Small-Cap Fund     123.29%         $22,329
                                                         - 3% Maximum Sales Load
                                                         --------------------------------------------------------------------------
                                                         S&P 600 Small-Cap Index               142.32%         $24,232
                                                         --------------------------------------------------------------------------
                                                         * The Fund's inception date January 12, 1999 (Commencement of
                                                         Operations).
-----------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial investment of $10,000 ($9,700 after maximum sales load of 3.00%) at January 12, 1999 (Commencement of
Operations). All dividends and distributions are reinvested. This graph depicts the performance of the Capital Management Small-Cap
Fund (the "Fund")  Investor shares versus the S&P 600 Small-Cap  Index.  It is important to note that the Fund is a  professionally managed  mutual fund while the index is not available for investment  and is unmanaged.  The  comparison is shown for  illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last two lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning                  Ending
                                               Account Value             Account Value               Expenses Paid
Expense Example                                June 1, 2006              November 30, 2006           During Period*
-----------------------------------------------------------------------------------------------------------------------------------
Actual                                          $1,000.00                 $1,076.60                     $9.37
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000.00                 $1,016.04                     $9.10
-----------------------------------------------------------------------------------------------------------------------------------
* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.80%.  The values under  "Expenses  Paid During  Period" are equal to the  annualized  expense ratio  multiplied by the average account value over the period, multiplied by 183/365 (to reflect the most recent six month period.)

Capital Management Small-Cap Fund

Schedule of Investments


As of November 30, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                     Shares     Market Value                                               Shares    Market Value
                                                  (Note 1)                                                            (Note 1)
-------------------------------------------------------------        --------------------------------------------------------------

COMMON STOCKS - 82.92%                                               Oil & Gas Services - 11.67%
                                                                        Gulf Island Fabrication, Inc.       11,000   $    413,930
Banks - 2.44%                                                        *  Hornbeck Offshore
   Sterling Financial Corporation     7,500  $    251,625               Services, Inc.                       7,000        264,180
                                             ------------
                                                                     *  Input/Output, Inc.                  15,000        162,750
Biotechnology - 6.82%                                                *  Oceaneering International, Inc.      4,000        174,440
*  u Crucell NV                      10,000       241,200            *  SEACOR Holdings Inc.                 2,000        188,340
                                                                                                                      -----------
*  Illumina Inc.                     12,000       462,360                                                               1,203,640
                                             ------------                                                             -----------
                                                  703,560           Pharmaceuticals - 5.69%
                                             ------------
Distribution/Wholesale - 2.75%                                       *  Cubist Pharmaceuticals, Inc.        13,000        264,680
   Watsco, Inc.                       5,500       284,240            *  VCA Antech, Inc.                    10,000        322,400
                                             ------------                                                             -----------
                                                                                                                          587,080
                                                                                                                      -----------
Electric - 3.73%                                                     Real Estate Investment Trust - 4.97%
   Cleco Corporation                 15,000       384,450                National Retail Properties, Inc.   11,000        262,350
                                             ------------                Rayonier Inc.                       6,000        250,200
                                                                                                                      -----------
                                                                                                                          512,550
Electronics - 4.37%                                                                                                   -----------

*  Checkpoint Systems Inc.            8,500       163,030            Semiconductors - 2.06%
*  Dionex Corporation                 5,000       287,551            *  Brooks Automation, Inc.             15,225        212,693
                                             ------------                                                             -----------
                                                  450,581
                                             ------------
Engineering & Construction - 3.37%                                   Software - 3.00%
   Chicago Bridge & Iron                                             *  Parametric Technology
   Company NV                        12,000       347,760               Corporation                         16,000        309,760
                                             ------------                                                             -----------

Gas - 2.59%                                                          Telecommunications - 7.89%
   South Jersey Industries, Inc.      8,000       266,800            *  Arris Group Inc.                    25,000        298,250
                                             ------------
                                                                     *  Broadwing Corporation               30,000        453,900
Healthcare - Products - 4.73%                                        *  Relm Wireless Corporation           10,000         61,300
                                                                                                                      -----------
*  ResMed Inc.                        5,000       250,000                                                                 813,450
                                                                                                                      -----------
*  Respironics Inc.                   6,600       237,996            Water - 3.45%
                                             ------------               Aqua America Inc.                   10,000        239,100
                                                  487,996               Southwest Water Company              8,940        116,488
                                             ------------                                                             -----------
Household Products/Wares - 6.37%                                                                                          355,588
                                                                                                                      -----------
   CNS, Inc.                          9,000       335,880

   John H. Harland Company            7,500       321,600            Total Common Stocks (Cost $5,777,046)              8,553,393
                                             ------------                                                             -----------
                                                  657,480
                                             ------------            INVESTMENT COMPANIES - 8.95%
Internet - 2.58%
*  Online Resources Corporation      25,000       266,250                Evergreen Institutional U.S. Government
                                             ------------                Money Market Fund                 461,882        461,882
                                                                         Merrimac Cash Series Trust        461,881        461,881
Mining - 2.63%                                                                                                        -----------
*  Bema Gold Corporation             50,000       271,500
                                             ------------            Total Investment Companies (Cost $923,763)           923,763
                                                                                                                      -----------
Oil & Gas - 1.81%

   Cabot Oil & Gas Corporation        3,000       186,390            Total Investments (Cost $6,700,809) - 91.87% $     9,477,156
                                             ------------            Other Assets less Liabilities - 8.13%                838,305
                                                                                                                      -----------

                                                                     Net Assets - 100.00%                          $   10,315,461
                                                                                                                      ===========
                                                                                                                      (Continued)



Capital Management Small-Cap Fund

Schedule of Investments


As of November 30, 2006
------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------   ----------------------------------------------------------------

 *   Non-income producing investment.                         Summary of Investments by Industry
 u   American Depositary Receipt.                                                                    % of Net         Market
                                                              Industry                                 Assets         Value
                                                              ----------------------------------------------------------------
The following abbreviation is used in this portfolio:         Banks                                     2.44%       $ 251,625
                                                              Biotechnology                             6.82%         703,560
NV - Naamloze Vennootschap (Dutch)                            Distribution/Wholesale                    2.75%         284,240
                                                              Electric                                  3.73%         384,450
                                                              Electronics                               4.37%         450,581
                                                              Engineering & Construction                3.37%         347,760
                                                              Gas                                       2.59%         266,800
                                                              Healthcare - Products                     4.73%         487,996
                                                              Household Products/Wares                  6.37%         657,480
                                                              Investment Companies                      8.95%         923,763
                                                              Internet                                  2.58%         266,250
                                                              Mining                                    2.63%         271,500
                                                              Oil & Gas                                 1.81%         186,390
                                                              Oil & Gas Services                       11.67%       1,203,640
                                                              Pharmaceuticals                           5.69%         587,080
                                                              Real Estate Investment Trust              4.97%         512,550
                                                              Semiconductors                            2.06%         212,693
                                                              Software                                  3.00%         309,760
                                                              Telecommunications                        7.89%         813,450
                                                              Water                                     3.45%         355,588
                                                              ---------------------------------------------------------------
                                                              Total                                    91.87%     $ 9,477,156
                                                                                                  -----------     -----------


Capital Management Funds

Statements of Assets and Liabilities

                                                                                                    Mid-Cap         Small-Cap
As of November 30, 2006                                                                              Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at cost .....................................................................    $ 13,233,606     $ 6,700,809
                                                                                                 ------------    ------------
   Investments, at value (note 1) ...........................................................    $ 16,724,762     $ 9,477,156
   Cash .....................................................................................         310,273         846,136
   Receivables:
       Fund shares sold .....................................................................             617           1,046
       Dividends and interest ...............................................................          24,008           4,478
   Due from Affiliates:
       Advisor (note 2) .....................................................................           1,463            --
   Prepaid expenses:
       Fund accounting fees (note 2) ........................................................           3,000           3,000
       Compliance services fees (note 2) ....................................................             292             324
       Other expenses .......................................................................           8,035           4,727
                                                                                                 ------------    ------------
   Total Assets .............................................................................      17,072,450      10,336,867
                                                                                                 ------------    ------------
Liabilities:
   Payables:
       Fund shares repurchased ..............................................................           1,841           6,660
   Accrued expenses .........................................................................          15,816          14,746
                                                                                                 ------------    ------------
   Total Liabilities ........................................................................          17,657          21,406
                                                                                                 ------------    ------------
Net Assets ..................................................................................... $ 17,054,793     $10,315,461
                                                                                                 ============    ============
Net Assets Consist of:
   Capital (par value and paid in surplus) ..................................................    $ 13,096,478     $ 7,162,390
   Undistributed net realized gain on investments ...........................................         467,159         376,724
   Net unrealized appreciation in investments ...............................................       3,491,156       2,776,347
                                                                                                 ------------    ------------
   Total Net Assets .........................................................................    $ 17,054,793     $10,315,461
                                                                                                 ============    ============
Institutional Shares Outstanding, $0.01 par value
   (unlimited shares authorized) ............................................................         846,922         497,476
   Net Assets - Institutional Shares ........................................................    $ 16,643,290     $10,119,202
   Net Asset Value, Maximum Offering and Redemption Price Per Share .........................    $      19.65     $     20.34
Investor Shares Outstanding, $0.01 par value
   (unlimited shares authorized) ............................................................          22,673           9,914

   Net Assets - Investor Shares .............................................................    $    411,503     $   196,259
   Net Asset Value and Redemption Price Per Share ...........................................    $      18.15     $     19.80
   Maximum Offering Price Per Mid-Cap Investor Share (Net Asset Value / 0.97) ...............    $      18.71
   Maximum Offering Price Per Small-Cap Investor Share (Net Asset Value / 0.97) .............                     $     20.41


See Notes to Financial Statements

Capital Management Funds

Statements of Operations

                                                                                                     Mid-Cap         Small-Cap
For the fiscal year ended November 30, 2006                                                           Fund            Fund
-----------------------------------------------------------------------------------------------------------------------------------

Investment Income:                                                                              $
     Interest ............................................................................              --             3,955
     Dividends (less foreign tax withheld of $660 and $224, respectively) ................           156,577          80,528
                                                                                                ------------    ------------
     Total Income ........................................................................           156,577          84,483
                                                                                                ------------    ------------
Expenses:
     Advisory fees (note 2) ..............................................................           163,166          96,303
     Administration fees (note 2) ........................................................            20,396          12,038
     Transfer agent fees (note 2) ........................................................            24,000          24,000
     Registration and filing administration fees (note 2) ................................             4,351           2,888
     Fund accounting fees (note 2) .......................................................            37,632          36,963
     Compliance services fees (note 2) ...................................................             3,875           3,875
     Custody fees (note 2) ...............................................................             5,205           4,665
     Distribution and service fees - Investor shares (note 3) ............................             3,306           1,376
     Other accounting fees (note 2) ......................................................             3,604          11,962
     Legal fees ..........................................................................            16,708          16,657
     Audit and tax preparation fees ......................................................            14,994          14,994
     Registration and filing expenses ....................................................             5,846           3,023
     Shareholder servicing expenses ......................................................             2,759           3,372
     Printing expenses ...................................................................             1,858           1,286
     Trustees' fees and meeting expenses .................................................             4,703           4,702
     Securities pricing fees .............................................................             3,191           2,770
     Other operating expenses ............................................................             6,014           4,985
                                                                                                ------------    ------------
     Total Expenses ......................................................................           321,608         245,859
                                                                                                ------------    ------------
     Expenses reimbursed by Advisor (note 2) .............................................             --             (3,789)
     Advisory fees waived (note 2) .......................................................           (73,673)        (96,303)
     Distribution and service fees waived - Investor Shares (note 3) .....................              --              (825)
                                                                                                ------------    ------------
     Net Expenses ........................................................................           247,935         144,942
                                                                                                ------------    ------------
Net Investment Loss ......................................................................           (91,358)        (60,459)
                                                                                                ------------    ------------
Net Realized and Unrealized Gain from Investments:
     Net realized gain from investment transactions ......................................           564,090         381,035
     Change in unrealized appreciation on investments ....................................           963,185         937,815
                                                                                                ------------    ------------
Net Realized and Unrealized Gain on Investments ..........................................         1,527,275       1,318,850
                                                                                                ------------    ------------
Net Increase in Net Assets Resulting from Operations .....................................      $  1,435,917    $  1,258,391
                                                                                                ============    ============


See Notes to Financial Statements

Capital Management Funds

Statements of Changes in Net Assets

                                                                       Mid-Cap Fund                          Small-Cap Fund
                                                                --------------------------------     ------------------------------
For the fiscal years ended November 30,                            2006             2005               2006            2005
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment loss ...................................   $   (91,358)      $   (44,348)      $   (60,459)      $ (39,483)
   Net realized gain from investment transactions ........       564,090         1,107,154           381,035         402,929
   Change in unrealized appreciation
      on investments .....................................       963,185           155,857           937,815         508,106
                                                             ------------      ------------     ------------      ------------
Net Increase in Net Assets
    Resulting from Operations .............................    1,435,917         1,218,663         1,258,391         871,552
                                                             ------------      ------------     ------------      ------------
Distributions to Shareholders: (note 5)
    Net realized gain from investment transactions
        Institutional Shares ...............................  (1,119,885)         (727,238)         (257,639)           --
        Investor Shares ....................................     (39,852)          (30,861)           (5,339)           --
                                                             ------------      ------------     ------------      ------------
 Decrease in Net Assets Resulting from Distributions .......  (1,159,737)         (758,099)         (262,978)           --
                                                             ------------      ------------     ------------      ------------
Capital Share Transactions: (note 6)
    Institutional Shares
        Shares sold ........................................   2,649,079           499,575           544,133         988,692
        Reinvested dividends and distributions .............   1,068,824           692,603           225,122             --
        Shares repurchased .................................     502,597)         (627,848)         (144,067)        (12,035)
    Investor Shares
        Shares sold ........................................        --              27,778               823          56,964
        Reinvested dividends and distributions .............      39,852            30,861             5,339             --
        Shares repurchased .................................     (62,878)         (121,481)             (505)            --
                                                             ------------      ------------     ------------      ------------
 Increase from Capital Share Transactions ..................   3,192,280           501,488           630,845       1,033,621
                                                             ------------      ------------     ------------      ------------
 Net Increase in Net Assets ................................   3,468,460           962,052         1,626,258       1,905,173

 Net Assets:
    Beginning of Year .....................................   13,586,333        12,624,281         8,689,203       6,784,030
                                                            ------------      ------------     ------------      ------------
    End of Year ........................................... $ 17,054,793      $ 13,586,333      $ 10,315,461     $ 8,689,203
                                                            ============      ============     ============      ============







See Notes to Financial Statements

Capital Management Mid-Cap Fund

Financial Highlights

For a share outstanding during the                                           Institutional Shares
fiscal year ended November 30,                                   2006           2005          2004        2003           2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year ......................    $   19.51      $   18.88      $  16.27    $   13.81      $   14.80
                                                            ----------     ----------    ----------   ----------     ----------
Income from Investment Operations:
   Net investment (loss) income ........................         (0.10)         (0.06)        (0.07)       (0.02)          0.03
   Net realized and unrealized gain (loss)
       on securities ...................................          1.90           1.82          2.68         2.48          (0.99)
                                                            ----------     ----------    ----------   ----------      ---------
Total from Investment Operations ........................         1.80           1.76          2.61         2.46          (0.96)
                                                            ----------     ----------    ----------   ----------      ---------
Less Distributions:
   Distributions (from capital gains) ..................         (1.66)         (1.13)          --           --           (0.03)
                                                            ----------     ----------    ----------   ----------      ---------
Total Distributions .....................................        (1.66)         (1.13)          --           --           (0.03)
                                                            ----------     ----------    ----------   ----------      ---------
Net Asset Value, End of Year ............................    $   19.65      $   19.51      $  18.88    $   16.27      $   13.81
                                                            ==========     ==========    ==========   ==========      ==========
Total Return ............................................         9.81%          9.93%        15.97%      17.89%         (6.49)%
Net Assets, End of Year (in thousands) ..................    $  16,643      $  13,148      $  12,132   $   8,939      $  7,784
Average Net Assets for the Year (in thousands) ..........    $  15,876      $  12,390      $  11,478   $   7,617      $  7,731
Ratio of Gross Expenses to Average Net Assets (a) .......         1.95%          2.19%         2.22%       2.79%         2.72%
Ratio of Net Expenses to Average Net Assets (a) .........         1.50%          1.50%         1.50%       1.50%          1.50%
Ratio of Net Investment
   Loss to Average Net Assets ..........................         (0.54%)        (0.32%)       (0.37%)     (0.17%)         0.23%
Portfolio Turnover Rate .................................        54.05%         72.76%        56.56%      83.42%         48.46%


For a share outstanding during the                                           Investor Shares
fiscal year ended November 30,                                   2006            2005         2004         2003          2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                           $   18.24      $   17.86      $  15.51     $  13.26       $ 14.26
                                                            ----------     ----------    ----------   ----------      ---------
Income from Investment Operations:
   Net investment loss                                           (0.25)         (0.20)       (0.20)       (0.13)        (0.08)
   Net realized and unrealized gain (loss)
       on securities                                              1.82           1.71         2.55         2.38         (0.92)
                                                            ----------     ----------    ----------   ----------      ---------
Total from Investment Operations                                  1.57           1.51         2.35         2.25         (1.00)
                                                            ----------     ----------    ----------   ----------      ---------
Less Distributions:
   Distributions (from capital gains)                            (1.66)         (1.13)           -            -             -
                                                            ----------     ----------    ----------   ----------      ---------
Total Distributions                                              (1.66)         (1.13)           -            -             -
                                                            ----------     ----------    ----------   ----------      ---------
Net Asset Value, End of Year                                 $   18.15      $   18.24      $  17.86     $  15.51       $ 13.26
                                                            ==========     ==========    ==========   ==========      ==========
Total Return (b)                                                  9.18%          9.05%       15.15%       16.97%        (7.01)%
Net Assets, End of ar (in thousands)                         $     412          $ 438      $   492      $   494        $  549
Average Net Assets r the Year (in thousands)                 $     441          $ 469      $   494      $   449        $  621
Ratio of Gross Expees to Average Net Assets (a)                   2.70%          2.96%        2.97%        3.55%         3.48%
Ratio of Net Expens to Average Net Assets (a)                     2.25%          2.25%        2.25%        2.25%         2.25%
Ratio of Net Investment
   Loss to Average t Assets                                      (1.29%)      (1.05%)        (1.11%)      (0.92%)       (0.51%)
Portfolio Turnover Rate                                          54.05%         72.76%       56.56%       83.42%        48.46%

(a) The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(b) Total  return  does not reflect payment of sales charge.

See Notes to Financial Statements
                                                                                                                        (Continued)

Capital Management Small-Cap Fund

Financial Highlights

For a share outstanding during the                                       Institutional Shares
fiscal year ended November 30,                             2006           2005         2004          2003         2002
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                       $ 18.39        $ 16.45      $ 15.09       $ 12.12      $ 11.88
                                                        --------      ---------    ---------     ---------    ---------
Income from Investment Operations:
   Net investment loss                                    (0.12)         (0.08)       (0.05)        (0.04)       (0.02)
   Net realized and unrealized gain on securities           2.62           2.02         1.59          3.01         0.26
                                                        --------      ---------    ---------     ---------    ---------
Total from Investment Operations                            2.50           1.94         1.54          2.97         0.24
Less Distributions:                                     --------      ---------    ---------     ---------    ---------
   Distributions (from capital gains)                     (0.55)             -        (0.18)            -            -
                                                        --------      ---------    ---------     ---------    ---------
Total Distributions                                       (0.55)             -        (0.18)            -            -
                                                        --------      ---------    ---------     ---------    ---------
Net Asset Value, End of Year                              $20.34        $ 18.39      $ 16.45       $ 15.09      $ 12.12
                                                        ========      =========    =========     =========    =========
Total Return                                              14.02%         11.79%       10.31%        24.50%        2.02%
Net Assets, End of Year (in thousands)                   $10,119        $ 8,517       $6,684       $ 2,715      $ 1,231
Average Net Assets for the Year (in thousands)            $9,447         $7,695       $5,063       $ 1,892        $ 598
Ratio of Gross Expenses to Average Net Assets (a)          2.54%          2.92%        3.74%         8.06%       21.46%
Ratio of Net Expenses to Average Net Assets (a)            1.50%          1.50%        1.50%         1.50%        1.50%
Ratio of Net Investment
      Loss to Average Net Assets                          (0.62%)        (0.50%)      (0.42%)       (0.37%)      (0.29%)
Portfolio Turnover Rate                                   40.88%         23.25%       58.67%        61.51%       29.61%


For a share outstanding during the                                        Investor Shares
fiscal year ended November 30,                              2006           2005         2004          2003        2002
-----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                       $ 17.94        $ 16.08      $ 14.76       $ 11.88      $ 11.65
                                                        ---------     ---------    ---------     ---------    ---------
Income from Investment Operations:
   Net investment loss                                     (0.17)         (0.12)       (0.07)        (0.04)       (0.01)
   Net realized and unrealized gain on securities           2.58           1.98         1.57          2.92         0.24
                                                        --------      ---------    ---------     ---------    ---------
Total from Investment Operations                            2.41           1.86         1.50          2.88         0.23
                                                        --------      ---------    ---------     ---------    ---------
Less Distributions:
   Distributions (from capital gains)                      (0.55)             -        (0.18)            -            -
                                                        --------      ---------    ---------     ---------    ---------
Total Distributions                                        (0.55)             -        (0.18)            -            -
                                                        --------      ---------    ---------     ---------    ---------
Net Asset Value, End of Year                             $ 19.80        $ 17.94      $ 16.08       $ 14.76      $ 11.88
                                                        ========      =========    =========     =========    =========
Total Return (b)                                           13.87%         11.57%       10.26%        24.14%        2.06%
Net Assets, End of Year (in thousands)                     $ 196          $ 172        $ 100          $ 91         $ 69
Average Net Assets for the Year (in thousands)             $ 183          $ 152         $ 92          $ 75         $ 70
Ratio of Gross Expenses to Average Net Assets (a)          3.29%           3.64%        4.34%         8.25%       25.73%
Ratio of Net Expenses to Average Net Assets (a)            1.80%           1.76%        1.58%         1.52%        1.53%
Ratio of Net Investment
   Loss to Average Net Assets                             (0.92%)         (0.78%)      (0.49%)       (0.37%)      (0.10%)
Portfolio Turnover Rate                                   40.88%          23.25%       58.67%        61.51%       29.61%


(a) The expense  ratios listed above reflect total expenses prior to any waivers
and   reimbursements   (gross   expense   ratio)  and  after  any   waivers  and
reimbursements (net expense ratio).
(b) Total return does not reflect payment of sales charge.




See Notes to Financial Statements

Capital Management Funds

Notes to Financial Statements
--------------------------------------------------------------------------------
1.   Organization    and   Significant    NASDAQ    over-the-counter      market
     Accounting Policies                  generally   valued   at   the   NASDAQ
                                          Official    Closing    Price.    Other
The Capital Management Mid-Cap Fund securities traded in the and the Capital Management Small-Cap over-the-counter market and listed Fund (collectively the "Funds" and securities for which no sale was individually the "Mid-Cap Fund" and reported on that date are valued at "Small-Cap Fund") are series funds. the most recent bid price. Securities
The Funds are part of the Capital and assets for which representative Management Investment Trust (the market quotations are not readily
"Trust"), which was organized as a available (e.g., if the exchange on Massachusetts business trust and is which the portfolio security is registered under the Investment principally traded closes early or if Company Act of 1940 (the "1940 Act"), trading of the particular portfolio as amended, as an open-ended security is halted during the day and management investment company. The does not resume prior to the Funds'
Funds are each classified as a net asset value calculation) or which "diversified" company as defined in cannot be accurately valued using the
the 1940 Act.                             Funds' normal  pricing  procedures are
                                          valued at fair value as  determined in
The Mid-Cap Fund commenced  operations    good faith under policies  approved by
on January 27, 1995. The investment the Trustees. Fair value pricing may objective of the Fund is to seek be used, for example, in situations long-term capital appreciation through where (i) a portfolio security is so investment in equity securities of thinly traded that there have been no
medium-capitalization       companies,    transactions for that security over an
consisting  of  common  and  preferred    extended  period  of  time;  (ii)  the
stocks and securities convertible into    exchange   on  which   the   portfolio
common stocks.                            security is principally  traded closes
                                          early;   or  (iii)   trading   of  the
The Small-Cap Fund commenced portfolio security is halted during operations on January 12, 1999. The the day and does not resume prior to investment objective of the Fund is to the Funds' net asset value
seek  long-term  capital  appreciation    calculation.  A  portfolio  security's
with a secondary consideration of "fair value" price may differ from the current income through investment in price next available for that equity securities of small portfolio security using the Funds' capitalization companies, consisting normal pricing procedures. Investment primarily of common and preferred companies are valued at net asset stocks and securities convertible into value. Instruments with maturities of
common stocks.                            60  days  or  less   are   valued   at
                                          amortized  cost,  which   approximates
Each Fund offers two classes of shares    market value.
(Institutional   Shares  and  Investor
Shares).  Each  class  of  shares  has    Investment Transactions and Investment
equal  rights  as  to  assets  of  the    Income
respective Fund, and the classes are Investment transactions are accounted identical except for differences in for as of the date purchased or sold their sales charge structures and (trade date). Dividend income is ongoing distribution and service fees. recorded on the ex-dividend date. Income, expenses (other than Certain dividends from foreign distribution and service fees, which securities will be recorded as soon as are only attributable to the Investor the Trust is informed of the dividend
Shares),  and realized and  unrealized    if  such   information   is   obtained
gains or losses on investments are subsequent to the ex-dividend date. allocated to each class of shares Interest income is recorded on the
based upon its  relative  net  assets.    accrual     basis     and     includes
Both   classes   have   equal   voting    amortization    of    discounts    and
privileges,   except  where  otherwise    premiums.   Gains   and   losses   are
required  by law or when the  Board of    determined  on  the  identified   cost
Trustees (the  "Trustees")  determines    basis,  which is the same  basis  used
that the matter to be voted on affects    for federal income tax purposes.
only the interests of the shareholders
of a particular class.                    Expenses
                                          Each  Fund  bears  expenses   incurred
The following accounting policies have specifically on its behalf as well as been consistently followed by the a portion of general expenses, which
Funds  and  are  in  conformity   with    are  allocated  according  to  methods
accounting     principles    generally    approved annually by the Trustees.
accepted  in  the  United   States  of
America  in  the  investment   company    Dividend Distributions
industry.                                 The Funds may declare  and  distribute
                                          dividends from net  investment  income
Investment Valuation                      (if any) quarterly. Distributions from
The Funds' investments in securities capital gains (if any) are generally are carried at value. Securities declared and distributed annually. The listed on an exchange or quoted on a Funds may also make a supplemental national market system are valued at distribution subsequent to the end of
the last  sales  price as of 4:00 p.m.    its   fiscal   year.   Dividends   and
Eastern Time. Securities traded in the    distributions   to  shareholders   are

                                                                     (Continued)

Capital Management Funds

Notes to Financial Statements
--------------------------------------------------------------------------------
recorded on the ex-dividend date.         operating   expenses   (exclusive   of
                                          interest,  taxes,  brokerage  fees and
Estimates                                 commissions,  extraordinary  expenses,
The preparation of financial and payments, if any, under a Rule statements in conformity with 12b-1 Plan) to not more than a
accounting     principles    generally    specified  percentage  of the  average
accepted  in  the  United   States  of    daily net  assets of the Funds for the
America requires management to make current period. There can be no estimates and assumptions that affect assurance that the Expense Limitation the amount of assets, liabilities, Agreement will continue in the future. expenses and revenues reported in the Subject to approval by the Board of financial statements. Actual results Trustees, the Advisor may be able to
could differ from those estimates.        recoup   fees   waived  and   expenses
                                          assumed  during  any of  the  previous
Federal Income Taxes                      three  fiscal   years,   provided  the
The Funds are considered personal Funds' assets exceed $10 million and holding companies as defined under the Funds have reached a sufficient
Section 542 of the Internal Revenue asset size to permit such Code since 50% of the value of the reimbursement to be made without
Funds'  shares were owned  directly or    causing  the  total   annual   expense
indirectly by five or fewer ratios of the Funds to exceed the individuals at certain times during percentage limits. A breakout of the the last half of the year. As a recoupable fees for the previous three personal holding company, the Funds years is listed below in Table 1. The are subject to federal income taxes on Advisor may recapture the amount no undistributed personal holding company later than November 30 of the
income  at  the   maximum   individual    corresponding  year listed below.  The
income  tax  rate.  No  provision  for    expense  limitation  percentages,   as
income taxes is included in the well as the Advisory fees waived and accompanying financial statements, as expenses reimbursed for the current
the  Funds  intend  to  distribute  to    period, are included in Table 2.
shareholders  all  taxable  investment
income   and   realized    gains   and    Administrator
otherwise comply with Subchapter M of The Funds pay a monthly administration the Internal Revenue Code applicable fee to The Nottingham Company (the
to regulated investment companies.        "Administrator")    based   upon   the
                                          average   daily  net   assets  of  the
2.   Agreements                           respective  share class and calculated
                                          at the  annual  rates  as shown in the
Advisor                                   table below.  The  Administrator  also
The Funds pay a monthly advisory fee receives a fee to procure and pay the to Capital Management Associates, Inc. custodian for the Funds, additional (the "Advisor") based upon the average compensation for fund accounting and daily net assets of each Fund and recordkeeping service and additional calculated at the annual rates as compensation for certain costs shown in the schedule provided below. involved with the daily valuation of
The Advisor has entered into securities and as reimbursement for contractual agreements ("Expense out-of-pocket expenses. A breakdown of
Limitation  Agreement") with the Funds    these fees is provided in Table 3.
under  which it has agreed to waive or
reduce  its fees and to  assume  other
expenses of the Funds,  if  necessary,
in amounts that limit the Funds' total
--------------------------------------------------------
Table 1
--------------------------------------------------------
Fund                2009        2008        2007
--------------------------------------------------------
Mid-Cap Fund       $73,673     $89,307     $86,066
Small-Cap Fund    $100,092    $111,487    $115,444
--------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Table 2
-----------------------------------------------------------------------------------------------------------------------------------
      Advisor Fees                         Expense Limitation Ratio          Advisor Fees Waived         Expenses Reimbursed
   Average Net                                  Mid-Cap   Small-Cap     Mid-Cap      Small-Cap       Mid-Cap      Small-Cap
      Assets            Rate                    Fund      Fund           Fund          Fund          Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
   First $100 million   1.00%   Institutional   1.50%     1.50%       $73,673        $96,303          $0          $3,789
   Next  $150 million   0.90%        Investor   2.25%     2.25%
   Next  $250 million   0.85%
   Over  $500 million   0.80%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        (Continued)


Capital Management Funds

Notes to Financial Statements


-----------------------------------------------------------------------------------------------------------------------------------
Table 3
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                             Fund Accounting
                                                                                             Asset Based Fees
   Administration Fees*                 Custody Fees*                      Fund
                                                                         Accounting                                 Blue Sky
  Average Net            Annual        Average Net           Annual        Fees**         Average       Annual     Administration
    Assets               Rate           Assets                Rate       (monthly)       Net Assets      Rate       Fees (annual)
-----------------------------------------------------------------------------------------------------------------------------------
   First $50 million     0.125%      First $100 Million     0.020%       $2,250        All Assets       0.01%      $150 per state
   Next $50 million      0.100%      Over $100 Million      0.009%        $750
   Over $100 million     0.075%
-----------------------------------------------------------------------------------------------------------------------------------
* Subject to minimum fees of $2,000 per month and $400 per month for  Administration  and Custody fees,  respectively.
 ** The Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Compliance Services                       exceed  0.75% per annum of the average
Nottingham Compliance Services, LLC, a daily net assets of Investor Shares fully owned affiliate of The for each year elapsed subsequent to
Nottingham Company, provides services adoption of the Plan, for payment to which assists the Trust's Chief the Distributor and others for items Compliance Officer in monitoring and such as advertising expenses, selling testing the policies and procedures of expenses, commissions, travel or other the Trust as required by Rule 38a-1 of expenses reasonably intended to result the Securities and Exchange in sales of Investor Shares of the
Commission.  It receives  compensation    Funds   or   support    servicing   of
for this  service at an annual rate of    shareholder       accounts.       Such
$3,875 per Fund.                          expenditures  incurred as service fees
                                          may not exceed  0.25% per annum of the
Transfer Agent                            Investor  Shares'  average  daily  net
North Carolina Shareholder Services, assets. The Funds incurred $3,306 and LLC ("Transfer Agent") serves as $1,376, for the Mid-Cap Fund and
transfer,    dividend   paying,    and    Small-Cap   Fund,   respectively,   in
shareholder servicing agent for the distribution and service fees under Funds. It receives compensation for the Plan with respect to Investor its services based upon a fee of $15 Shares for the fiscal year ended per shareholder per year, subject to a November 30, 2006. The Distributor has minimum fee of $1,500 per month, plus voluntarily waived $825 of these fees $500 per month for each additional for the Small-Cap Fund for the fiscal
class of shares.                          year ended November 30, 2006.

Distributor
Shields & Company (the  "Distributor")    4.   Purchases and Sales of Investment
serves   as   the   Funds'   principal         Securities
underwriter   and   distributor.   The
Distributor receives any sales charges For the fiscal year ended November 30, imposed on purchases of shares and 2006, the aggregate cost of purchases re-allocates a portion of such charges and proceeds from sales of investment
to dealers  through  whom the sale was    securities    (excluding    short-term
made,  if any.  During the fiscal year    securities) were as follows:

ended  November 30,  2006,  there were
sales charges of $14 for the Small-Cap    ------------------------------------------------------
Fund  and no  sales  charges  for  the               Fund    Purchases of      Proceeds from
Mid-Cap Fund.                                                  Securities   Sales of Securities
                                          ------------------------------------------------------
Certain  Trustees  and officers of the       Mid-Cap Fund     $10,048,572            $8,082,755
Trust are also officers of the Advisor    ------------------------------------------------------
or the Distributor.                        Small-Cap Fund      $5,378,766            $3,450,834
                                          ------------------------------------------------------
3.   Distribution and Service Fees
                                          There  were no  purchases  or sales of
The Trustees,  including a majority of    long-term U.S. Government  Obligations
the Trustees  who are not  "interested    during  the year  ended  November  30,
persons"  of the Trust as  defined  in    2006.
the 1940 Act,  adopted a  distribution
plan  with  respect  to  the  Investor    5.   Federal Income Tax
Shares  pursuant  to Rule 12b-1 of the
1940  Act  (the  "Plan").  Rule  12b-1    The tax components of capital shown in
regulates   the   manner  in  which  a    the  tables  on  the  following   page
regulated   investment   company   may    represent:   (1)  tax   components  of
assume  costs  of   distributing   and    capital as of November 30,  2006,  (2)
promoting  the sales of its shares and    unrealized       appreciation       or
servicing of its shareholder accounts.    depreciation    of   investments   for
The Plan  provides  that the Funds may    federal  income  tax  purposes,  as of
incur  certain  costs, which   may not    November  30, 2006,  (3)  distribution


                                                                    (Continued)

Capital Management Funds

Notes to Financial Statements
--------------------------------------------------------------------------------

the Funds  paid under  federal  income       Permanent   differences  such  as  tax
tax   regulations  and  (4)  permanent       returns of capital and net  investment
differences   between  the   financial       losses,  if any, would be reclassified
statement  and  income  tax  reporting       against capital.
requirements,         of         which
reclassifications  were  made  for the       --------------------------------------------------------------------------------------
year ending  November 30, 2006.  These       Table 3
reclassifications had no effect on the       For the fiscal  year ended
net  assets or the net asset  value of       November 30,
the Funds.                                   2006                           Distributions from
                                             --------------------------------------------------------------------------------------
--------------------------------------
                                                                       Ordinary       Long-Term
Table 1   Undistributed                                                Income        Capital Gains
       ------------------
                                             Mid-Cap Fund            $129,082        $1,030,655
       Long-Term Ordinary  Net Tax           Small-Cap Fund          $  -            $262,978
        Gains    Income  Appreciation       ---------------------------------------------------------------------------------------
--------------------------------------
Mid-Cap                                      For the  fiscal  year
  Fund  $583,021  $ -   $3,375,294           ended November 30,
--------------------------------------       2005                                     Distributions from
 Small-Cap                                  ---------------------------------------------------------------------------------------
   Fund $376,724  $ -   $2,776,347                                    Ordinary        Long-Term
--------------------------------------                               Income         Capital Gains
                                             Mid-Cap Fund                $  -        $758,099
The aggregate cost of investments  and       Small-Cap Fund              $  -        $  -
the    composition    of    unrealized       --------------------------------------------------------------------------------------
appreciation   and   depreciation   of
investment   securities   for  federal       On  December  15,  2006,  a  long-term
income tax purposes as of November 30,       capital gain  distribution  of 0.58452
2006  are  noted  below.  The  primary       and 0.78311 per share, for the Mid-Cap
difference   between   book   and  tax       Fund   and   the    Small-Cap    Fund,
appreciation    or   depreciation   of       Respectively,    was   declared.   The
investments    is   wash   sale   loss       dividends  were paid on  December  15,
deferrals.                                   2006,  to  shareholders  of  record on
                                             December 14, 2006.
Table 2    Aggregate Gross                   --------------------------------------------------------------------------------------
            Unrealized                                 Table 4
       ----------------------                                     Increase (Decrease) in
        Federal                                      ------------------------------------------------------------------------------
       Tax Cost    Appreciation  Depreciation                                         Undistributed
---------------------------------------------                                  ----------------------------------------------------
Mid-Cap $13,349,468  $3,489,494  ($114,200)          ------------------------------------------------------------------------------
Fund                                                                                        Net       Net Realized
Small-Cap                                                                   Paid-in     Investment      Gain on
Fund    $6,700,809   $2,819,724   ($43,377)                                 Capital       Income       Investments
---------------------------------------------        ------------------------------------------------------------------------------
                                                               Mid-Cap
The    amount   of    dividends    and                         Fund        ($139,196)    $91,358        $47,838
distributions   from  net   investment                         Small-Cap
income and net realized  capital gains                         Fund        ($61,751)     $60,459        $1,292
are  determined  in  accordance   with               ------------------------------------------------------------------------------
federal income tax  regulations  which
may  differ  from  generally  accepted
accounting      principles.      These
differences   are  due  to   differing
treatments   for  items  such  as  net
short-term  gains,  deferral  of  wash
sale    losses,    foreign    currency
transactions,  net  investment  losses
and   capital   loss   carry-forwards.

Capital Management Funds

Notes to Financial Statements



6.       Capital Share Transactions

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                  Mid-Cap Fund

                                                           Institutional Shares                            Investor Shares
For the Fiscal Year ended
November 30,                                              2006                  2005                  2006                 2005
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
    Shares sold                                          141,382               26,747                     -                1,678
    Reinvested distributions                              58,150               39,064                 2,334                1,848
    Shares repurchased                                   (26,689)             (34,172)               (3,695)              (7,063)
                                                         -------              -------               -------               ------
Net Increase (Decrease) in
Capital Shares                                           172,843               31,639               (1,361)              (3,537)
                                                         =======              =======               =======               ======
Shares Outstanding, Beginning of Year                    674,079              642,440                24,034               27,571
Shares Outstanding, End of Year                          846,922              674,079                22,673               24,034
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       (Continued)

Capital Management Funds

Notes to Financial Statements
--------------------------------------------------------------------------------

6.       Capital Share Transactions (Continued)

-----------------------------------------------------------------------------------------------------------------------------------
For the Fiscal Year ended                                                          Small-Cap Fund
November 30,
                                                            Institutional Shares                         Investor Shares

                                                          2006                  2005                   2006                2005
-----------------------------------------------------------------------------------------------------------------------------------
Transactions in Capital Shares
    Shares sold                                          29,440               57,456                    26                3,372
    Reinvested distributions                             12,516                    -                   305                    -
    Shares repurchased                                  (7,505)                (688)                   (28)                    -
                                                        -------              -------                 -----                -----
Net Increase in Capital Shares                           34,451               56,768                   303                3,372
                                                        =======              =======                 =====                =====
Shares Outstanding, Beginning of Year                   463,025              406,257                 9,611                6,239
Shares Outstanding, End of Year                         497,476              463,025                 9,914                9,611
------------------------------------------------ -------------------- -------------------- --------------------- ------------------


7.  New Accounting Pronouncements    the     tax     positions     are
                                     "more-likely-than-not"  of  being
In September  2006, the Financial    sustained by the  applicable  tax
Accounting Standards Board (FASB)    authority.   Tax   positions  not
issued Statement on Financial deemed to meet the Accounting Standards (SFAS) No. more-likely-than-not threshold 157, "Fair Value Measurements." would be recorded as a tax This standard establishes a benefit or expense in the current single authoritative definition year. Adoption of FIN 48 is of fair value sets out a required for fiscal years framework for measuring fair beginning after December 15, 2006 value and requires additional and is to be applied to all open disclosures about fair value tax years as of the effective measurements. SFAS No. 157 date. At this time, management is applies to fair value evaluating the implications of measurements already required or FIN 48. Although not yet permitted by existing standards. determined, management does not SFAS No. 157 is effective for expect FIN 48 to have a material
financial  statements  issued for    impact    on    the     financial
fiscal  years   beginning   after    statements.
November  15,  2007  and  interim
periods within those fiscal 8. Commitments and Contingencies years. The changes to current
generally   accepted   accounting    Under the Trust's  organizational
principles from the application documents, its officers and of this Statement relate to the Trustees are indemnified against definition of fair value, the certain liabilities arising out methods used to measure fair of the performance of their value, and the expanded duties to the Funds. In addition, disclosures about fair value in the normal course of business, measurements. As of November 30, the Trust entered into contracts
2006,  the  Funds do not  believe    with its  vendors,  on  behalf of
the adoption of SFAS No. 157 will    the  Funds,   and   others   that
impact the  amounts  reported  in    provide        for        general
the     financial     statements,    indemnifications.    The   Funds'
however, additional disclosures maximum exposure under these may be required about the inputs arrangements is unknown, as this used to develop the measurements would involve future claims that and the effect of certain of the may be made against the Funds. measurements reported on the The Funds expect that risk of
statement   of   changes  in  net    loss to be remote.
assets for a fiscal period.

On July 13, 2006,  FASB  released
FASB    Interpretation   No.   48
"Accounting  for  Uncertainty  in
Income  Taxes"  (FIN 48).  FIN 48
provides    guidance    for   how
uncertain tax positions should be
recognized,  measured,  presented
and  disclosed  in the  financial
statements.  FIN 48 requires  the
evaluation of tax positions taken
or  expected  to be  taken in the
course of  preparing  the  Funds'
tax returns to determine  whether

      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Capital Management Investment Trust
and Shareholders of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund


We have audited the accompanying statements of assets and liabilities of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund, each a series of shares of beneficial interest of Capital Management Investment Trust, including the schedules of investments, as of November 30, 2006, and the related statements of operations and the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the year ended November 30, 2005 and the financial highlights for each of the four years ended November 30, 2005 were audited by other auditors whose report dated January 19, 2006 expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund as of November 30, 2006, the results of their operations and the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                      /s/  BRIGGS, BUNTING & DOUGHERTY, LLP

                                           BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
January 3, 2007

Capital Management Funds

Additional Information (Unaudited)
--------------------------------------------------------------------------------

1.  Approval  of  Advisory  Agreements   and its  efforts to promote the Funds,
    during the Period                    grow the Funds' assets,  and assist in
                                         the  distribution of Fund shares.  The
The Advisor supervises the investments   Trustees   noted   that   the   Funds'
of the Funds pursuant to Investment president and principal executive Advisory Agreements. At the annual officer, vice president and principal
meeting   of  the   Funds'   Board  of   financial    officer,     and    chief
Trustees on  November  13,  2006,  the   compliance  officer were  employees of
Trustees   unanimously   approved  the   the   Advisor   and  serve  the  Funds
renewal  of  the  Investment  Advisory   without  additional  compensation from
Agreements   for  another   year.   In   the   Funds.   After   reviewing   the
considering  whether  to  approve  the   foregoing   information   and  further
renewal  of  the  Investment  Advisory   information in the memorandum from the
Agreements, the Trustees reviewed and Advisor (e.g., descriptions of the considered such information as they Advisor's business, the Advisor's deemed reasonably necessary, including compliance programs, and the Advisor's the following material factors: (i) Form ADV), the Board of Trustees the nature, extent, and quality of the concluded that the nature, extent, and services provided by the Advisor; (ii) quality of the services provided by the investment performance of the the Advisor were satisfactory and
Funds and the Advisor; (iii) the costs   adequate for the Funds.
of the  services  to be  provided  and
profits to be realized by the Advisor In considering the investment and its affiliates from the performance of the Funds and the relationship with the Funds; (iv) the Advisor, the Trustees compared the extent to which economies of scale short and long-term performance of would be realized as the Funds grow each Fund with the performance of its and whether advisory fee levels benchmark index, comparable funds with reflect those economies of scale for similar objectives and sizes managed the benefit of the Funds' investors; by other investment advisors, and
(v) the Advisor's practices regarding comparable peer group indices (e.g., brokerage and portfolio transactions; Morningstar category averages). The and (vi) the Advisor's practices Trustees also considered the regarding possible conflicts of consistency of the Advisor's
interest.                                management   of  each  Fund  with  its
                                         investment   objective  and  policies.
At the meeting, the Trustees reviewed After reviewing the short and various informational materials long-term investment performance of including, without limitation, copies the Funds, the Advisor's experience of the Investment Advisory Agreements managing the Funds and other advisory and the Expense Limitation Agreements accounts, the Advisor's historical for the Funds; a memorandum from the investment performance, and other Advisor to the Trustees containing factors, the Board of Trustees information about the Advisor, its concluded that the investment business, its finances, its personnel, performance of the Funds and the
its   services   to  the  Funds,   and   Advisor was satisfactory.
comparative  expense ratio information
for other mutual funds with strategies In considering the costs of the similar to the Funds; and a memorandum services to be provided and profits to from Parker Poe Adams & Bernstein LLP be realized by the Advisor and its (counsel to the Funds) that summarized affiliates from the relationship with the fiduciary duties and the Funds, the Trustees considered the responsibilities of the Board of Advisor's staffing, personnel, and
Trustees in  reviewing  and  approving   methods of  operating;  the  education
the Investment Advisory Agreements, and experience of the Advisor's including the types of information and personnel; the Advisor's compliance factors that should be considered in policies and procedures; the financial order to make an informed decision. condition of the Advisor and the level of  commitment  to the  Funds  and the
In considering the nature, extent, and Advisor by the principals of the quality of the services provided by Advisor; the asset level of each Fund; the Advisor, the Trustees reviewed the and the overall expenses of each Fund, responsibilities of the Advisor under including certain prior fee waivers the Investment Advisory Agreements. and reimbursements by the Advisor on
The Trustees reviewed the services behalf of the Funds and the nature and being provided by the Advisor to the frequency of advisory fee payments.
Funds including, without limitation, The Trustees reviewed the financial the quality of its investment advisory statements for the Advisor and
services  since each Fund's  inception   discussed the financial  stability and
(including         research        and   profitability   of   the   firm.   The
recommendations with respect to Trustees reviewed the Funds' Expense portfolio securities); its procedures Limitation Agreements with the
for       formulating       investment   Advisor,  and  discussed the Advisor's
recommendations      and      assuring   prior fee  waivers  under the  Expense
compliance with each Fund's investment Limitation Agreements in detail, objectives and limitations; its including the nature and scope of cost coordination of services for the Funds allocation for such fees. The Trustees among the Funds' service providers; also considered potential benefits for

                                                                     (Continued)

Capital Management Funds

Additional Information (Unaudited)
--------------------------------------------------------------------------------

the Advisor in managing the Funds, In considering the Advisor's practices including promotion of the Advisor's regarding brokerage and portfolio name, the ability for the Advisor to transactions, the Trustees reviewed
place small  accounts  into the Funds,   the    Advisor's    standards,     and
and the potential for the Advisor to performance in utilizing those generate soft dollars from certain of standards, for seeking best execution the Funds' trades that may benefit the for Fund portfolio transactions, Advisor's other clients as well. The including the use of alternative Trustees then compared the fees and markets (e.g., direct purchases from expenses of each Fund (including the issuers or underwriters or, as to management fee) to other funds equity securities, "third market" for comparable in terms of the type of listed securities and principal market
fund,  the  nature  of its  investment   makers      for       over-the-counter
strategy,   its  style  of  investment   securities).    The   Trustees    also
management,  and its size, among other   considered the  anticipated  portfolio
factors. With respect to the Capital turnover rate for the Funds; the Management Mid-Cap Fund, the Trustees extent to which the Funds allocate determined that the management fee was portfolio business to broker-dealers higher than some of the comparable who provide research, statistical, or funds and lower than others, and the other services (soft dollars) to the net expense ratio, while higher than Funds compared with broker-dealers who some of the comparable funds and lower provide only execution services; the than others, was higher than the difference between "full service" and industry average. With respect to the "bare bones" commission rates, Capital Management Small-Cap Fund, the including consideration, each quarter, Trustees determined that the of whether the higher rates are management fee was higher than or reasonable in relation to the value of equal to the comparable funds, and the the services provided; the process by net expense ratio, while higher than which evaluations are made of the some of the comparable funds and lower overall reasonableness of commissions than others, was equal to the industry paid; the method and basis for average. Following this comparison and selecting and evaluating the upon further consideration and broker-dealers used; any anticipated discussion of the foregoing, the Board allocation of portfolio business to of Trustees concluded that the fees to persons affiliated with the Advisor; be paid to the Advisor by the Funds the general nature and quality of any were fair and reasonable in relation research, statistical, and or other to the nature and quality of the services received (or expected to be
services provided by the Advisor.        received)  by the  Advisor  and/or the
                                         Funds in return for  commissions  paid
In considering the extent to which by the Funds or by any other account economies of scale would be realized advised by the Advisor; and any as the Funds grow and whether advisory opportunities for the Advisor to fee levels reflect those economies of recapture brokerage or related fees scale for the benefit of the Funds' (e.g., as to equity funds, tender investors, the Trustees considered offer fees, underwriting fees, etc.) that each Fund's fee arrangements with and credit it against the fees of the the Advisor involved both a management Funds. The Trustees also examined the fee and an Expense Limitation reasonableness of the commissions paid Agreement. The Trustees noted that the to Shields & Company, a broker-dealer Funds utilize breakpoints in their affiliated with the Advisor, in light advisory fee schedules and determined of industry standards and the services that the Funds' shareholders would provided. After further review and benefit from economies of scale as the discussion, the Board of Trustees
Funds grow. The Trustees also determined that the Advisor's determined that the Funds' practices regarding brokerage and
shareholders had experienced  benefits   portfolio       transactions      were
from the Expense Limitation Agreements   satisfactory.
and  that,  due  to  the  size  of the
Funds, the Funds'  shareholders  would
likely continue to experience benefits In considering the Advisor's practices from the Expense Limitation Agreements regarding conflicts of interest, the until the Funds' assets grew to levels Trustees evaluated the potential for where expenses fell below the caps set conflicts of interest and considered by the Expense Limitation Agreements such matters as the experience and and the Advisor began receiving its ability of the advisory personnel full fees. In addition, the Trustees assigned to the Funds; the basis for
noted  that  the  Funds'  shareholders   soft     dollar      payments     with
benefit from  economies of scale under   broker-dealers,      including     any
the  Funds'  agreements  with  service   broker-dealers   affiliated  with  the
providers other than the Advisor. Advisor; the basis of decisions to buy Following further discussion of the or sell securities for the Funds Funds' asset levels, expectations for and/or the Advisor's other accounts;
growth,  and fee levels,  the Board of   the method for  bunching of  portfolio
Trustees determined that the Funds' securities transactions; and the fee arrangements were fair and substance and administration of the reasonable in relation to the nature Advisor's code of ethics. Following and quality of the services provided further consideration and discussion, by the Advisor, and that the Funds' the Board of Trustees indicated that advisory fee schedules and Expense the Advisor's standards and practices
Limitation Agreements provided relating to the identification and potential savings or protection for mitigation of possible conflicts of
the benefit of the Funds' investors.     interests were satisfactory.
                                                                   (Continued)

Capital Management Funds

Additional information (Unaudited)
--------------------------------------------------------------------------------

Based upon all of the foregoing The decision to remove Deloitte & considerations, the Board of Trustees, Touche LLP was approved by the Trust's including a majority of the Audit Committee and ratified by the
Independent  Trustees,   approved  the    Board of Trustees.
renewal  of  the  Investment  Advisory
Agreements for the Funds.                 At no time  preceding  the  removal of
                                          Deloitte  & Touche  LLP were there any
2.   Proxy Voting Policies and Voting     disagreements  with  Deloitte & Touche
     Record                               LLP  on  any   matter  of   accounting
                                          principles  or  practices,   financial
A copy of the Trust's Proxy Voting and statement disclosure, or auditing Disclosure Policy and the Advisor's scope or procedure, which Proxy Voting and Disclosure Policy are disagreements, if not resolved to the included as Appendix B to the Funds' satisfaction of Deloitte & Touche LLP, Statement of Additional Information would have caused it to make reference and is available, without charge, upon to the subject matter of the request, by calling 1-888-626-3863. disagreements in connection with its Information regarding how the Funds report. At no time preceding the voted proxies relating to portfolio removal of Deloitte & Touche LLP did
securities   during  the  most  recent    any  of  the  events   enumerated   in
12-month   period  ended  June  30  is    paragraphs  (1)(v)(A)  through  (D) of
available  (1)  without  charge,  upon    Item 304(a) of Regulation S-K occur.
request,  by calling  the Funds at the
number  above  and  (2) on  the  SEC's    The  Trust  engaged  Briggs  Bunting &
website at http://www.sec.gov.            Dougherty,  LLP as its new independent
                                          registered  public  accounting firm on
3.       Quarterly Portfolio Holdings     November   15,   2005.   At  no   time
                                          preceding  the  engagement  of  Briggs
The Funds file their complete schedule Bunting & Dougherty, LLP did the Funds of portfolio holdings with the SEC for consult Briggs Bunting & Dougherty, the first and third quarters of each LLP regarding either (i) the fiscal year on Form N-Q. The Funds' application of accounting principles Forms N-Q are available on the SEC's to a specified transaction, either website at http://www.sec.gov. You may completed or proposed, or the type of review and make copies at the SEC's audit opinion that might be rendered
Public Reference Room in Washington, on the Funds' financial statements, or D.C. You may also obtain copies after (ii) any matter that was either the paying a duplicating fee by writing subject of a disagreement or a the SEC's Public Reference Section, reportable event, as such terms are Washington, D.C. 20549-0102 or by defined in Item 304 of Regulation S-K.
electronic          request         to
publicinfo@sec.gov,  or is  available,    5.       Tax Information
without  charge,   upon  request,   by
calling the fund at 1-888-626-3863. We are required to advise you within Information on the operation of the 60 days of the Funds' fiscal year-end Public Reference Room may be obtained regarding the federal tax status of
by calling the SEC at 202-942-8090.       certain   distributions   received  by
                                          shareholders  during each fiscal year.
4.  Changes in Registrant's Certifying    The following  information is provided
    Accountant                            for the  Funds'  fiscal  year  ending,
                                          November 30, 2006.
On  November  15,  2005,   Deloitte  &
Touche   LLP   was   removed   as  the    During the fiscal  year,  the  Mid-Cap
independent registered public Fund and Small-Cap Fund paid a accounting firm for the Trust long-term capital gain distribution of effective upon the completion of the $1,030,655 and $262,978, respectively. November 30, 2005 audit of the Funds'
financial statements. Deloitte & Individual shareholders are eligible Touche LLP was previously engaged as for reduced tax rates on qualified
the  independent   registered   public    dividend  income.  For the purposes of
accounting  firm to audit  the  Funds'    computing the  dividends  eligible for
financial statements.                     reduced   tax   rates,   all   of  the
                                          dividends   paid  by  the  funds  from
Deloitte & Touche LLP issued reports ordinary income earned during the on the Funds' financial statements as fiscal year are considered qualified
of November  30,  2005 and 2004.  Such    dividend income.
reports  did not  contain  an  adverse
opinion or a  disclaimer  of  opinion,    Corporate  shareholders may exclude up
nor were they qualified or modified as to 70% of qualifying dividends. For to uncertainty, audit scope, or the purposes of computing this
accounting principles.                    exclusion,  all of the dividends  paid
                                          by  the  funds  from  ordinary  income
                                          earned    during   the   fiscal   year
                                          represent qualifying dividends.

                                                                     (Continued)

Capital Management Funds

Additional Information (Unaudited)
--------------------------------------------------------------------------------

Dividends and distributions received shareholders by a vote meeting the by retirement plans such as IRAs, requirements of the Trust's Keogh-type plans and 403(b) plans need organizational documents. The not be reported as taxable income. Statement of Additional Information
However, many retirement plans may for each Fund includes additional need this information for their annual information about the Trustees and
information reporting.                    officers  and  is  available,  without
                                          charge,  upon  request by calling  the
6.  Information about Trustees and        Funds toll-free at 1-888-626-3863. The
    Officers                              address of each  Trustee and  officer,
                                          unless  otherwise  indicated below, is
The business and affairs of each Fund 116 South Franklin Street, Rocky and the Trust are managed under the Mount, North Carolina 27804. The direction of the Trustees. Information Independent Trustees received concerning the Trustees and officers aggregate compensation of $4,100 of the Trust and each Fund is set during the fiscal year ended November forth below. Generally, each Trustee 30, 2006 from each Fund for their and officer serves an indefinite term services to each Fund and the Trust. or until certain circumstances such as The Interested Trustees and officers
their resignation, death, or otherwise    did not receive  compensation from the
as    specified    in   the    Trust's    Funds for their  services to the Funds
organizational  documents. Any Trustee    and the Trust.
may  be   removed   at  a  meeting  of

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Number of
                                                                                          Portfolios
                                                                                          in    Fund
                         Position(s)  Length of                                           Complex
   Name, Age             held with     Time          Principal Occupation(s)              Overseen by  Other Directorships Held by
   and Address           Fund/Trust   Served         During Past 5 Years                   Trustee           Trustee
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Independent Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Lucius E. Burch, III, 65  Trustee    Since 12/94  Chairman  and  Chief  Executive  Officer    2                None
                                                  (since 1982) of Burch Investment  Group,
                                                  formerly Massey Burch Investment  Group,
                                                  Inc. (venture capital firm)


-----------------------------------------------------------------------------------------------------------------------------------
Anthony J. Walton, 64     Trustee    Since 12/94  Vice Chairman  (Since  2005)of  Standard    2                None
                                                  Chartered   Bank   (commercial    bank);
                                                  Managing   Director   (since   2005)  of
                                                  Econban Finance,  LLC (investment bank);
                                                  Chief Executive  Officer (since 1995) of
                                                  Armstrong Holdings  Corporation (private
                                                  investment    and   corporate    finance
                                                  advisory  firm);   previously,   Partner
                                                  (2000-2004)   of   McFarland   Dewey   &
                                                  Company, LLC (investment bank)
-----------------------------------------------------------------------------------------------------------------------------------

                                                       Interested Trustees*
-----------------------------------------------------------------------------------------------------------------------------------
David V. Shields, 67**    Trustee    Since 12/94  Director   (since   1983)   of   Capital    2                None
Shields & Company                                 Management Associates,  Inc. (investment
140 Broadway Street                               advisor  to the  Funds);  President  and
44th Floor                                        Managing   Director   (since   1982)  of
New York, NY  10005                               Shields  &  Company  (broker/dealer  and
                                                  distributor to the Funds)

-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                        (Continued)

Capital Management Funds


Additional information (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                          Number of
                                                                                          Portfolios in
                                                                                          Fund
                         Position(s)   Length of                                          Complex
   Name, Age             held with      Time           Principal Occupation(s)          Overseen by     Other Directorships Held by
   and Address           Fund/Trust     Served         During Past 5 Years                Trustee               Trustee
-----------------------------------------------------------------------------------------------------------------------------------
Joseph V.Shields,  Jr.,  Chairman     Since 12/94  Chairman  and  Chief  Executive  Officer   2        Chairman    of    Board   of
68**                     and Trustee               (since   1982)  of  Capital   Management            Trustees  -  BBH  Trust  for
Shields & Company                                  Associates,  Inc.; Chairman and Managing            the 12  series  of the trust
140 Broadway Street                                Director   (since  1982)  of  Shields  &            (registered       investment
44th Floor                                         Company                                             companies);  Director (since
New York, NY  10005                                                                                    1989)       of       Flowers
                                                                                                       Industries,    Inc.    (food
                                                                                                       company);  Vice  Chairman of
                                                                                                       Board  of  Trustees   (since
                                                                                                       1995)  of  New  York  Racing
                                                                                                       Association,            Inc.
                                                                                                       (racetrack operator)
-----------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  David V. Shields and Joseph V.  Shields,  Jr. are  Interested  Trustees  because they are officers and principal  owners of Capital  Management  Associates,  Inc.,  the Funds'  investment  advisor,  and  Shields & Company,  the Funds'
distributor.
**David V. Shields and Joseph V. Shields, Jr. are brothers.
-----------------------------------------------------------------------------------------------------------------------------------

                                                               Officers
-----------------------------------------------------------------------------------------------------------------------------------
Joseph A. Zock, 53***    President    President    President   (since   1982)  of   Capital   n/a                 n/a
Capital Management       (Principal   since        Management   Associates,    Inc.;   Vice
Associates, Inc.         Executive    11/00;       President of Shields & Company
140 Broadway Street      Officer)     Principal
44th Floor                            Executive
New York, NY  10005                   Officer
                                      since 01/03
-----------------------------------------------------------------------------------------------------------------------------------
Sarah M. Hunt, 39***     Vice         Vice         Senior Vice  President  (since  2004) of   n/a                 n/a
Capital Management       President    President    Capital  Management  Associates,   Inc.;
Associates, Inc.         (Principal   since        previously Vice President (1997-2004) of
140 Broadway Street      Financial    11/00;       Capital Management Associates, Inc.
44th Floor               Officer)     Principal
New York, NY  10005                   Financial
                                      Officer
                                      since 01/03
-----------------------------------------------------------------------------------------------------------------------------------
Tracey L. Hendricks,     Treasurer    Since 2/05   Vice  President of Financial  Reporting,   n/a                 n/a
39****                   and                       Tax,  Internal,  Audit,  and  Compliance
                         Assistant                 (since 2004) of The  Nottingham  Company
                         Secretary                 (Administrator  to the Fund) since 2004;
                                                   previously,  Vice  President  of Special
                                                   Projects  (2001-2004)  of The Nottingham
                                                   Company from 2001


-----------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters, 38*** Secretary    Since 2/05   Vice President-Compliance Administration   n/a                 n/a
                         and                       (since 1998) of The Nottingham Company
                         Assistant
                         Treasurer
-----------------------------------------------------------------------------------------------------------------------------------
Christopher F Meyer, 57  Chief        Since 5/06   Compliance Officer of Capital Management   n/a                 n/a
                         Compliance                Associates,  Inc.  (since  April  2006);
                         Officer                   Compliance  Officer of Shields & Company
                                                   (since  April 2006);  previously  Senior
                                                   Finance   Coordinator   and  Supervising
                                                   Senior  Examiner  of the New York  Stock
                                                   Exchange, Inc.



-----------------------------------------------------------------------------------------------------------------------------------
***Joseph A. Zock and Sarah M. Hunt resigned their positions from the Trust and Capital Management Associates, Inc. as of December
31, 2006.
-----------------------------------------------------------------------------------------------------------------------------------
**** Ms. Hendricks and Mr. Winters are sister-in-law and brother-in-law.
-----------------------------------------------------------------------------------------------------------------------------------


                        (This page was intentionally left blank.)

The Capital Management Mutual Funds
are series of the
Capital Management Investment Trust








For Shareholder Service Inquiries:           For Investment Advisor Inquiries:

Documented:                                  Documented:

NC Shareholder Services                      Capital Management Associates,Inc.
116 South Franklin Street                    140 Broadway
Post Office Drawer 4365                      New York, NY 10005
Rocky Mount, NC 27803-0365

Toll-Free Telephone:

1-888-626-3863

World Wide Web @:

nottinghamco.com








                                              Capital Management
                                              Investment Trust

Item 2.  CODE OF ETHICS.


(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c) There have been no amendments to any provision of such code of ethics during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.


(a)(1) The registrant's board of directors has determined that the registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.





Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the fiscal years ended November 30, 2005 and November 30, 2006 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's former independent accountant, Deloitte & Touche LLP ("Former Accountant"), for the fiscal year ended November 30, 2005 and by the registrant's current independent accountant, Briggs, Bunting & Dougherty, LLP for the fiscal year ended November 30, 2006
         ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the independent accountant in connection with the registrant's statutory and regulatory filings.

         --------------------------------------- --------------- -------------
                        Fund                          2005           2006
         --------------------------------------- --------------- -------------
         Capital Management Mid-Cap Fund            $17,000        $12,500
         --------------------------------------- --------------- -------------
         Capital Management Small-Cap Fund          $17,000        $12,500
         --------------------------------------- --------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended November 30, 2005 and November 30, 2006 for assurance and related services by the Former Accountant or the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the Former Accountant and the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal state and excise tax returns, and assistance with distribution calculations.

         --------------------------------------- --------------- -------------
                        Fund                          2005           2006
         --------------------------------------- --------------- -------------
         Capital Management Mid-Cap Fund             $5,125         $2,000
         --------------------------------------- --------------- -------------
         Capital Management Small-Cap Fund           $5,125         $2,000
         --------------------------------------- --------------- -------------

(d)      All  Other  Fees  -There  were  no  other  fees  billed  by the  Former
         Accountant or the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.


(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Former Accountant and the Accountant for the last two fiscal years at audit committee meetings of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.


    (2)  There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

 (f)     Not Applicable.


 (g) Aggregate non-audit fees billed by the Former Accountant and the Accountant to the registrant for services rendered during the fiscal years ended November 30, 2005 and 2006 were $10,250 and $4,000 respectively. There were no non-audit fees billed by the Former Accountant and the Accountant for services rendered to the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.


 (h)     Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.

         A copy of the schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.




Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


        Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


        Not applicable.



Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.


         None.

Item 11. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.


(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Management Investment Trust


By: (Signature and Title)        /s/ Ralph J. Scarpa
                                 ________________________________
                                 Ralph J. Scarpa
                                 President, Principal Executive Officer
                                 and Principal Financial Officer
                                 Capital Management Investment Trust


Date: January 18, 2007







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Ralph J. Scarpa
                                 ________________________________
                                 Ralph J. Scarpa
                                 President, Principal Executive Officer and
                                 Principal Financial Officer
                                 Capital Management Investment Trust

Date:  January 18, 2007